Description of Business (Details 3)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 03, 2016	Jul. 05, 2015	Jul. 03, 2016	Jul. 05, 2015	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013
Product Information [Line Items]
Percentage of Total Sales	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Prepared Foods and Bakery [Member]
Product Information [Line Items]
Percentage of Total Sales					19.00%	19.20%	19.00%
Other Perishables [Member]
Product Information [Line Items]
Percentage of Total Sales					47.50%	47.60%	47.20%
Total Perishables [Member]
Product Information [Line Items]
Percentage of Total Sales					66.50%	66.80%	66.20%
Non-Perishables [Member]
Product Information [Line Items]
Percentage of Total Sales					33.50%	33.20%	33.80%